OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited)

Shares		Value
Common Stocks: 3.4%
Food & Staples Retailing: 2.8%
7,949,377	Southeastern Grocers, Inc. [1,2]	$151,038,163
61,582,000	Tops Holding, Litigation Trust Proceeds [1,2,6]	46,248
		151,084,411

Metals & Mining: 0.6%
823	Real Alloy Holding, Inc. [1,2]	32,902,800

Total Common Stocks
(Cost $146,373,981)		183,987,211

Convertible Preferred Stocks: 1.5%
Construction & Engineering: 0.1%
7,250	Fluor Corp., 6.500%	7,727,775

Media: 0.3%
196,000	ViacomCBS, Inc., 5.750%	14,529,480

Road & Rail: 1.1%
490,000	Daseke, Inc., 7.625% [1]	56,449,470

Total Convertible Preferred Stocks
(Cost $67,912,000)		78,706,725

Principal Amount
Bonds: 85.6%
Corporate Bonds: 77.7%
Air Freight & Logistics: 1.5%
	Cargo Aircraft Management, Inc.
$4,590,000	4.750%, 02/01/2028	4,695,754
	XPO Logistics, Inc.
5,100,000	6.125%, 09/01/2023	5,154,799
64,500,000	6.250%, 05/01/2025	68,856,975
		78,707,528
Airlines: 1.3%
	United Airlines Holdings, Inc.
45,074,000	4.250%, 10/01/2022	46,200,850
14,896,000	5.000%, 02/01/2024	15,511,428
	United Airlines, Inc.
5,000,000	4.375%, 04/15/2026	5,181,250
5,000,000	4.625%, 04/15/2029	5,181,250
		72,074,778
Auto Components: 3.2%
	American Axle & Manufacturing, Inc.
7,225,000	6.250%, 04/01/2025	7,477,586
16,600,000	6.250%, 03/15/2026	17,142,405
40,000,000	6.875%, 07/01/2028	43,700,000
	The Goodyear Tire & Rubber Co.
53,605,000	9.500%, 05/31/2025	60,133,017
14,500,000	5.000%, 07/15/2029	15,199,625
	Real Hero Merger Sub 2, Inc.
24,887,000	6.250%, 02/01/2029	25,917,322
		169,569,955
Automobiles: 1.5%
	Ford Motor Co.
9,000,000	9.625%, 04/22/2030	12,926,745
	Ford Motor Credit Co. LLC
7,925,000	3.340% (3 Month LIBOR USD + 3.140%), 01/07/2022 [3]	8,002,525
12,051,000	4.250%, 09/20/2022	12,476,280
10,000,000	4.687%, 06/09/2025	10,855,400
	Volkswagen Group of America Finance LLC
34,000,000	1.108% (3 Month LIBOR USD + 0.940%), 11/12/2021 [3]	34,114,409
		78,375,359
Banks: 0.5%
	CIT Group, Inc.
26,720,000	5.000%, 08/15/2022	27,956,869

Beverages: 0.4%
	Primo Water Holdings, Inc.
19,700,000	4.375%, 04/30/2029	19,724,625

Building Products: 3.2%
	Builders FirstSource, Inc.
16,681,000	6.750%, 06/01/2027	17,915,894
	Griffon Corp.
45,000,000	5.750%, 03/01/2028	47,954,925
	Patrick Industries, Inc.
44,500,000	7.500%, 10/15/2027	48,281,833
	PGT Innovations, Inc.
53,405,000	6.750%, 08/01/2026	56,521,716
		170,674,368
Capital Markets: 2.3%
	Donnelley Financial Solutions, Inc.
70,379,000	8.250%, 10/15/2024	73,123,781
	Oppenheimer Holdings, Inc.
49,250,000	5.500%, 10/01/2025	51,611,538
		124,735,319
Chemicals: 3.8%
	Consolidated Energy Finance SA
103,840,000	3.869% (3 Month LIBOR USD + 3.750%), 06/15/2022 [3]	102,737,672
34,500,000	6.875%, 06/15/2025	35,213,115
	INEOS Quattro Finance 2 PLC
32,914,000	3.375%, 01/15/2026	33,390,595
	Olin Corp.
1,750,000	5.500%, 08/15/2022	1,830,018
6,750,000	9.500%, 06/01/2025	8,412,694
19,296,000	5.625%, 08/01/2029	21,407,098
		202,991,192
Commercial Services & Supplies: 4.0%
	The Brink's Co.
10,000,000	5.500%, 07/15/2025	10,633,450
	GFL Environmental, Inc.
11,100,000	5.125%, 12/15/2026	11,776,878
19,750,000	4.750%, 06/15/2029	20,445,200
	KAR Auction Services, Inc.
52,718,000	5.125%, 06/01/2025	54,165,109
	Pitney Bowes, Inc.
44,500,000	7.250%, 03/15/2029	47,342,660
	Quad/Graphics, Inc.
29,258,000	7.000%, 05/01/2022	29,080,843
	R.R. Donnelley & Sons Co.
13,677,000	7.000%, 02/15/2022	14,169,577
28,200,000	6.125%, 11/01/2026	29,754,102
		217,367,819
Computers & Peripherals: 3.4%
	CPI CG, Inc.
51,860,000	8.625%, 03/15/2026	55,244,902
	NCR Corp.
34,425,000	5.750%, 09/01/2027	36,494,803
5,750,000	5.000%, 10/01/2028	5,954,470
10,000,000	5.125%, 04/15/2029	10,325,000
	Xerox Holdings Corp.
70,000,000	5.000%, 08/15/2025	73,980,900
		182,000,075
Construction & Engineering: 4.1%
	APi Group DE, Inc.
29,750,000	4.125%, 07/15/2029	29,638,437
	Global Infrastructure Solutions, Inc.
45,695,000	5.625%, 06/01/2029	47,479,390
	Great Lakes Dredge & Dock Corp.
25,832,000	5.250%, 06/01/2029	26,681,873
	Michael Baker International LLC
66,404,000	8.750%, 03/01/2023	67,649,075
	Tutor Perini Corp.
48,644,000	6.875%, 05/01/2025	50,139,803
		221,588,578
Construction Materials: 1.0%
	Cemex SAB de CV
4,750,000	7.375%, 06/05/2027	5,355,625
	US Concrete, Inc.
42,607,000	5.125%, 03/01/2029	46,679,164
		52,034,789
Consumer Finance: 1.1%
	Enova International, Inc.
40,000,000	8.500%, 09/01/2024	41,149,800
	FirstCash, Inc.
15,000,000	4.625%, 09/01/2028	15,702,825
		56,852,625
Distributors: 0.7%
	American Builders & Contractors Supply Co., Inc.
2,468,000	4.000%, 01/15/2028	2,532,427
35,000,000	3.875%, 11/15/2029	34,879,775
		37,412,202
Diversified Consumer Services: 0.4%
	Carriage Services, Inc.
19,500,000	4.250%, 05/15/2029	19,496,295

Diversified Financial Services: 1.1%
	Aviation Capital Group LLC
14,420,000	0.856% (3 Month LIBOR USD + 0.670%), 07/30/2021 [3]	14,422,726
5,500,000	5.500%, 12/15/2024	6,222,291
	Burford Capital Global Finance LLC
38,650,000	6.250%, 04/15/2028	40,646,659
		61,291,676
Diversified Telecommunication Services: 2.3%
	Level 3 Financing, Inc.
44,668,000	4.625%, 09/15/2027	46,497,825
	Lumen Technologies, Inc.
22,925,000	5.800%, 03/15/2022	23,620,544
50,600,000	5.375%, 06/15/2029	51,521,679
		121,640,048
Equity Real Estate Investment Trusts - REITS: 0.8%
	HAT Holdings I LLC / HAT Holdings II LLC
9,704,000	6.000%, 04/15/2025	10,257,662
	Iron Mountain, Inc.
20,000,000	4.500%, 02/15/2031	20,275,000
	SL Green Operating Partnership L.P.
13,150,000	1.136% (3 Month LIBOR USD + 0.980%), 08/16/2021 [3]	13,153,167
		43,685,829
Food & Staples Retailing: 3.6%
	C&S Group Enterprises LLC
39,500,000	5.000%, 12/15/2028	39,294,008
	KeHE Distributors LLC / KeHE Finance Corp.
53,420,000	8.625%, 10/15/2026	58,503,180
	SEG Holding LLC / SEG Finance Corp.
15,000,000	5.625%, 10/15/2028	15,771,750
	United Natural Foods, Inc.
5,000,000	6.750%, 10/15/2028	5,390,950
	US Foods, Inc.
39,399,000	6.250%, 04/15/2025	41,861,438
29,354,000	4.750%, 02/15/2029	29,979,093
		190,800,419
Food Products: 0.1%
	Simmons Foods Inc. / Simmons
5,000,000	4.625%, 03/01/2029	5,049,850

Health Care Providers & Services: 2.4%
	AMN Healthcare, Inc.
5,000,000	4.625%, 10/01/2027	5,206,000
	Centene Corp.
54,965,000	5.375%, 06/01/2026	57,439,524
21,913,000	5.375%, 08/15/2026	22,929,654
	Owens & Minor, Inc.
36,210,000	4.500%, 03/31/2029	37,253,029
	RP Escrow Issuer LLC
5,000,000	5.250%, 12/15/2025	5,235,050
		128,063,257
Hotels, Restaurants & Leisure: 6.0%
	Carnival Corp.
4,750,000	11.500%, 04/01/2023	5,379,494
23,616,000	7.625%, 03/01/2026	25,682,400
9,500,000	5.750%, 03/01/2027	9,963,125
	Carrols Restaurant Group, Inc.
51,125,000	5.875%, 07/01/2029	50,741,562
	International Game Technology PLC
5,000,000	4.125%, 04/15/2026	5,212,500
	NCL Corp. Ltd.
14,750,000	12.250%, 05/15/2024	17,832,529
15,510,000	3.625%, 12/15/2024	15,000,186
7,000,000	5.875%, 03/15/2026	7,348,005
	Six Flags Entertainment Corp.
48,676,000	4.875%, 07/31/2024	48,919,380
	Six Flags Theme Parks, Inc.
7,500,000	7.000%, 07/01/2025	8,092,687
	Stars Group Holdings B.V.
94,274,000	7.000%, 07/15/2026	97,901,664
	Travel + Leisure Co.
27,111,000	4.250%, 03/01/2022	27,449,888
		319,523,420
Household Durables: 2.6%
	Empire Communities Corp.
47,250,000	7.000%, 12/15/2025	49,776,694
	Installed Building Products, Inc.
6,750,000	5.750%, 02/01/2028	7,130,092
	Mattamy Group Corp.
24,500,000	5.250%, 12/15/2027	25,666,813
	The New Home Co., Inc.
44,710,000	7.250%, 10/15/2025	47,551,097
	Taylor Morrison Communities, Inc.
9,500,000	5.750%, 01/15/2028	10,757,705
		140,882,401
Industrial Conglomerates: 1.2%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
5,635,000	4.750%, 09/15/2024	5,895,928
9,783,000	6.375%, 12/15/2025	10,143,993
44,872,000	6.250%, 05/15/2026	47,685,475
		63,725,396
IT Services: 2.5%
	Alliance Data Systems Corp.
15,832,000	4.750%, 12/15/2024	16,299,044
49,250,000	7.000%, 01/15/2026	52,857,562
	KBR, Inc.
20,000,000	4.750%, 09/30/2028	20,035,000
	Unisys Corp.
43,250,000	6.875%, 11/01/2027	47,323,069
		136,514,675
Machinery: 3.6%
	Flowserve Corp.
19,535,000	4.000%, 11/15/2023	20,873,618
	Hillenbrand, Inc.
4,000,000	5.750%, 06/15/2025	4,298,600
	Navistar International Corp.
64,250,000	6.625%, 11/01/2025	66,378,603
	Wabash National Corp.
44,606,000	5.500%, 10/01/2025	45,683,012
	Welbilt, Inc.
55,002,000	9.500%, 02/15/2024	57,708,098
		194,941,931
Media: 1.2%
	Meredith Corp.
25,000,000	6.500%, 07/01/2025	27,036,790
37,698,000	6.875%, 02/01/2026	39,255,116
		66,291,906
Metals & Mining: 3.3%
	Century Aluminum Co.
40,000,000	7.500%, 04/01/2028	42,499,200
	Coeur Mining, Inc.
56,000,000	5.125%, 02/15/2029	55,626,480
	Hecla Mining Co.
49,370,000	7.250%, 02/15/2028	53,998,437
	Real Alloy Holding, Inc.
14,343,157	10.146%, (3 Month LIBOR USD + 10.000%) Cash or 12.146% (3 Month LIBOR USD + 12.000%) PIK, 05/31/2023 [1,3]	14,343,157
	SunCoke Energy, Inc.
9,750,000	4.875%, 06/30/2029	9,750,000
		176,217,274
Mortgage Real Estate Investment Trusts - REITS: 1.1%
	HAT Holdings I LLC / HAT Holdings II LLC
30,000,000	3.375%, 06/15/2026	30,262,500
	Starwood Property Trust, Inc.
27,675,000	5.000%, 12/15/2021	27,847,969
		58,110,469
Oil, Gas & Consumable Fuels: 3.4%
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
9,585,000	7.625%, 01/15/2022	9,603,355
11,792,000	9.250%, 07/15/2024	13,023,792
28,500,000	11.000%, 04/15/2025	31,070,843
	Genesis Energy L.P. / Genesis Energy Finance Corp.
51,550,000	7.750%, 02/01/2028	53,166,608
	Global Partners L.P. / GLP Finance Corp.
30,750,000	7.000%, 08/01/2027	32,656,500
	NGL Energy Operating LLC / NGL Energy Finance Corp.
7,500,000	7.500%, 02/01/2026	7,884,375
	Renewable Energy Group, Inc.
34,609,000	5.875%, 06/01/2028	36,327,683
		183,733,156
Paper & Forest Products: 0.7%
	Resolute Forest Products, Inc.
34,750,000	4.875%, 03/01/2026	36,029,321

Professional Services: 0.2%
	Korn Ferry
9,600,000	4.625%, 12/15/2027	9,986,640

Specialty Retail: 3.4%
	Caleres, Inc.
72,713,000	6.250%, 08/15/2023	73,229,990
	Ken Garff Automotive LLC
49,795,000	4.875%, 09/15/2028	50,977,880
	LCM Investments Holdings II LLC
24,700,000	4.875%, 05/01/2029	25,348,375
	Penske Automotive Group, Inc.
19,734,000	3.500%, 09/01/2025	20,504,119
	Rent-A-Center, Inc.
9,250,000	6.375%, 02/15/2029	9,950,688
		180,011,052
Textiles, Apparel & Luxury Goods: 0.3%
	The William Carter Co.
13,000,000	5.500%, 05/15/2025	13,793,650
3,000,000	5.625%, 03/15/2027	3,165,120
		16,958,770
Thrifts & Mortgage Finance: 2.8%
	Nationstar Mortgage Holdings, Inc.
13,250,000	6.000%, 01/15/2027	13,757,210
19,350,000	5.500%, 08/15/2028	19,568,655
9,500,000	5.125%, 12/15/2030	9,471,500
	PennyMac Financial Services, Inc.
56,030,000	5.375%, 10/15/2025	59,137,704
	United Wholesale Mortgage LLC
47,500,000	5.500%, 11/15/2025	49,327,087
		151,262,156
Trading Companies & Distributors: 2.2%
	Avation Capital SA
78,560,000	8.250% Cash or 9.000% PIK, 10/31/2026	65,391,380
	Herc Holdings, Inc.
24,500,000	5.500%, 07/15/2027	25,859,015
	WESCO Distribution, Inc.
15,125,000	7.125%, 06/15/2025	16,364,493
9,750,000	7.250%, 06/15/2028	10,873,054
		118,487,942
Transportation Infrastructure: 0.5%
	Signature Aviation US Holdings, Inc.
25,600,000	4.000%, 03/01/2028	25,840,896

Total Corporate Bonds
(Cost $4,028,297,820)		4,160,610,860

Convertible Bonds: 7.6%
Aerospace & Defense: 0.2%
	Parsons Corp.
10,000,000	0.250%, 08/15/2025	10,635,000

Airlines: 0.2%
	Southwest Airlines Co.
7,675,000	1.250%, 05/01/2025	11,661,203

Auto Components: 0.4%
	Horizon Global Corp.
19,287,000	2.750%, 07/01/2022	18,850,005

Automobiles: 0.3%
	Ford Motor Co.
14,500,000	N/A%, 03/15/2026 [8]	16,104,063

Consumer Finance: 0.2%
	EZCORP, Inc.
9,750,000	2.375%, 05/01/2025	8,690,175

Electronic Equipment, Instruments & Components: 0.4%
	OSI Systems, Inc.
19,300,000	1.250%, 09/01/2022	20,579,590

Energy Equipment & Services: 0.6%
	Newpark Resources, Inc.
33,055,000	4.000%, 12/01/2021	32,889,725

Entertainment: 0.2%
	Live Nation Entertainment, Inc.
8,500,000	2.000%, 02/15/2025	9,528,500

Health Care Equipment & Supplies: 0.9%
	CONMED Corp.
8,755,000	2.625%, 02/01/2024	14,150,269
	Haemonetics Corp.
17,750,000	N/A%, 03/01/2026 [8]	14,976,562
	Integra LifeSciences Holdings Corp.
13,000,000	0.500%, 08/15/2025	14,415,700
		43,542,531
Health Care Technology: 0.2%
	Tabula Rasa HealthCare, Inc.
8,400,000	1.750%, 02/15/2026	8,620,920

Hotels, Restaurants & Leisure: 0.9%
	Carnival Corp.
12,575,000	5.750%, 04/01/2023	34,518,375
	NCL Corp. Ltd.
6,835,000	6.000%, 05/15/2024	15,898,210
		50,416,585
Internet & Direct Marketing Retail: 0.4%
	Etsy, Inc.
5,560,000	0.125%, 10/01/2026	13,349,560
7,750,000	0.250%, 06/15/2028	8,579,250
		21,928,810
IT Services: 0.2%
	Euronet Worldwide, Inc.
8,680,000	0.750%, 03/15/2049	9,927,750

Machinery: 0.3%
	John Bean Technologies Corp.
7,450,000	0.250%, 05/15/2026	7,941,700
	The Middleby Corp.
7,150,000	1.000%, 09/01/2025	10,310,300
		18,252,000
Pharmaceuticals: 0.4%
	Jazz Investments I Ltd.
6,290,000	1.875%, 08/15/2021	6,321,450
6,000,000	1.500%, 08/15/2024	6,608,487
6,650,000	2.000%, 06/15/2026	8,877,750
		21,807,687
Real Estate Management & Development: 0.1%
	Colliers International Group, Inc.
2,900,000	4.000%, 06/01/2025	5,957,688

Semiconductors & Semiconductor Equipment: 0.1%
	Rambus, Inc.
5,000,000	1.375%, 02/01/2023	6,606,500

Software: 1.3%
	Alteryx, Inc.
4,647,000	1.000%, 08/01/2026	4,397,456
	Box, Inc.
5,650,000	N/A%, 01/15/2026 [8]	6,730,845
	Envestnet, Inc.
9,490,000	0.750%, 08/15/2025	9,478,612
	FireEye, Inc.
20,566,000	1.625%, 06/01/2035	20,477,229
	Rapid7, Inc.
10,000,000	0.250%, 03/15/2027	11,144,000
	Tyler Technologies, Inc.
6,750,000	0.250%, 03/15/2026	7,411,500
	Zendesk, Inc.
8,550,000	0.625%, 06/15/2025	12,557,214
		72,196,856
Thrifts & Mortgage Finance: 0.3%
	EZCORP, Inc.
16,285,000	2.875%, 07/01/2024	15,572,531

Total Convertible Bonds
(Cost $331,614,622)		403,768,119

Private Mortgage Backed Obligations: 0.3%
Diversified Financial Services: 0.3%
	HAS Capital Income Opportunity Fund II
21,807,000	8.000%, 12/31/2024 (Cost $21,807,000, Acquisition Dates 06/10/2016, 09/19/2016) [1,5]	17,146,844

Total Private Mortgage Backed Obligations
(Cost $21,807,000)		17,146,844

Total Bonds
(Cost $4,381,719,442)		4,581,525,823

Shares
Warrants: 0.0% [7]
Trading Companies & Distributors: 0.0% [7]
1,601,250	Avation PLC, Warrants (Expiration Date 10/31/2026, Exercise Price 114.5 GBp) [1,2]	742,249
Total Warrants
(Cost $–)		742,249

Short-Term Investments: 8.1%
Money Market Funds: 8.1%

215,992,525	Federated Hermes U.S. Treasury Cash Reserves - Class I, 0.006% [4]	215,992,525

215,992,526	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 0.010% [4]	215,992,526
Total Money Market Funds
(Cost $431,985,051)		431,985,051

Total Short-Term Investments
(Cost $431,985,051)		431,985,051
Total Investments in Securities: 98.6%
(Cost $5,027,990,474)		5,276,947,059
Other Assets in Excess of Liabilities: 1.4%		76,908,947
Total Net Assets: 100.0%		$5,353,856,006

LIBOR -	London Interbank Offered Rate
PIK -	Payment In Kind
USD -	United States Dollar

[1]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[2]	Non-income producing security.
[3]	Variable rate security; rate shown is the rate in effect on June 30, 2021.
[4]	Annualized seven-day effective yield as of June 30, 2021.
[5]	Security considered restricted. As of June 30, 2021, the value of the restricted securities was $17,146,844 or 0.3% of net assets.
[6]	Not a readily marketable security.
[7]	Does not round to 0.1% or (0.1)%
[8]	Zero coupon security.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2021 (Unaudited)

The Osterweis Strategic Income Fund (the "Fund) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$–	$–	$183,987,211	$183,987,211
Convertible Preferred Stocks[1]	14,529,480	7,727,775	56,449,470	78,706,725
Corporate Bonds[1,2]	–	4,146,267,703	14,343,157	4,160,610,860
Convertible Bonds [1]	–	403,768,119	–	403,768,119
Private Mortgage Backed Obligations [1]	–	–	17,146,844	17,146,844
Warrants [1]	–	–	742,249	742,249
Short-Term Investments	431,985,051	–	–	431,985,051
Total Assets:	$446,514,531	$4,557,763,597	$272,668,931	$5,276,947,059

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.

The Following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Stock	Corporate Bonds	Private Mortgage Backed Obligations	Warrants	Total
Balance as of March 31, 2021	$134,303,605	$-	$14,343,157	$16,913,269	$848,561	$166,408,592
Acquisitions	-	-	-	-	-	-
Dispositions	-	-	-	-	-	-
Accrued discounts/premiums	-	-	14,055	-	-	14,055
Realized gain (loss)	-	-	-	-	-	-
Change in unrealized appreciation/depreciation	49,683,606	-	(14,055)	233,575	(106,312)	49,796,814
Transfer in and/or out of Level 3	-	56,449,470	-	-	-	56,449,470
Balance as of June 30, 2021	$183,987,211	$56,449,470	$14,343,157	$17,146,844	$742,249	$272,668,931

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2021	$49,683,606	$-	$(14,055)	$233,575	$(106,312)	$49,796,814

Type of Security	Fair Value at 6/30/21	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable Approach	Discount Rate, EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$19.00
	$183,987,211	Estimated Proceeds	Market Data	$0.0007514
Convertible Preferred Stock	$56,449,470	Convertible Valuation Model	Adjustment to yield	200 bps
Corporate Bonds		Issue Price	Market Data	$100.00
	$14,343,157	Comparable Securities	Adjustment to yield	150 bps
Private Mortgage Backed Obligations	$17,146,844	Discounted Cash Flow	Adjustment to yield	344 bps
Warrants	$742,249	Black Scholes	Volatility	45%

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.